CONTINGENCIES (Details) $ in Thousands	1 Months Ended
	Oct. 19, 2018 item	Apr. 24, 2017 CAD ($)	Oct. 29, 2013 CAD ($)
Contingencies line items
Potential financial effect | $		$ 14,563	$ 60,000
2013 United States Class actions
Contingencies line items
Putative class action complaints | item	2